Accrued Payroll Taxes	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9.         ACCRUED PAYROLL TAXES

The Company is in arrears with paying payroll taxes of $951,332.  Of this amount approximately $480,000 relates to the parent Company's operations prior to the acquisition of Artisanal Cheese LLC. The balance relates to more recent payroll taxes which are attributable in part to the increased seasonal workforce.  The Company is currently negotiating with the relevant tax authorities to work out a payment program for the taxes owed.  In addition, we are currently raising funds through a senior secured bridge loan (see Liquidity and Financial Resources) to pay down the arrears.  Our plan is to make a downpayment and then making double weekly tax payments until the arrears are paid.

11.           ACCRUED PAYROLL TAXES

The Company is in arrears with paying payroll taxes of $622,570. The Company is currently negotiating with the relevant tax authorities a payment program for the balance of taxes owed.